Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 84	$ 50	$ 116
Charges (credit) to Costs and Expenses	[1]	97	34	(65)
Charges to other accounts	[1]	(78)
Deductions	[1]			(1)
End of Year	[1]	103	84	50
Allowance for Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		21,269	22,143	19,275
Charges (credit) to Costs and Expenses
Charges to other accounts
Deductions		(5,368)	(874)	2,868
End of Year		$ 15,901	$ 21,269	$ 22,143

[1]	Write-off net of recoveries for the allowance for doubtful accounts.